Other taxes and royalties (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of other taxes and royalties payable

	As of December 31, 2022	As of December 31, 2021
Current
Royalties	12,642	9,547
Tax withholdings	7,205	873
Turnover tax	102	—
VAT	10	33
Other	353	919

Total current	20,312	11,372